GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of goodwill balance is assigned to the Enterprise and Video Advertising reporting units
USD

January 1, 2014 and December 31, 2014 (Enterprise reporting unit)	$3,479

Acquisition of Video Advertising (Note 3)	11,107
Goodwill impairment (Note 3)	(6,288)

December 31, 2015	$8,298